UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen S&P 500 Dynamic Overwrite Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen S&P 500 Dynamic Overwrite Fund (SPXX)
March 31, 2015

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS 101.0%
	COMMON STOCKS – 95.3%
	Aerospace & Defense – 2.8%
13,360	Boeing Company	$ 2,005,069
14,778	Honeywell International Inc.	1,541,493
11,161	Raytheon Company	1,219,339
18,456	United Technologies Corporation	2,163,043
	Total Aerospace & Defense	6,928,944
	Air Freight & Logistics – 0.6%
15,007	United Parcel Service, Inc., Class B	1,454,779
	Auto Components – 0.2%
9,310	Cooper Tire & Rubber Company	398,840
	Automobiles – 0.5%
79,596	Ford Motor Company	1,284,679
	Banks – 6.1%
174,285	Bank of America Corporation, (2)	2,682,246
44,963	Citigroup Inc.	2,316,494
12,743	Comerica Incorporated	575,092
12,783	Fifth Third Bancorp	240,960
49,105	Huntington BancShares Inc.	542,610
45,866	JPMorgan Chase & Co.	2,778,562
33,673	Regions Financial Corporation	318,210
33,569	U.S. Bancorp	1,465,958
78,213	Wells Fargo & Company, (2)	4,254,787
	Total Banks	15,174,919
	Beverages – 2.0%
59,322	Coca-Cola Company	2,405,507
27,803	PepsiCo, Inc.	2,658,523
	Total Beverages	5,064,030
	Biotechnology – 3.1%
13,002	Amgen Inc.	2,078,370
20,828	Celgene Corporation, (3)	2,401,052
31,992	Gilead Sciences, Inc., (2)	3,139,375
	Total Biotechnology	7,618,797
	Capital Markets – 1.7%
46,972	Charles Schwab Corporation	1,429,828
16,113	Federated Investors Inc.	546,070
6,627	Goldman Sachs Group, Inc.	1,245,677
30,033	Morgan Stanley	1,071,878
	Total Capital Markets	4,293,453
	Chemicals – 2.6%
14,584	Dow Chemical Company	699,740
17,703	E.I. Du Pont de Nemours and Company	1,265,233
9,690	Eastman Chemical Company	671,129
10,640	Monsanto Company	1,197,426
15,626	Olin Corporation	500,657
5,610	PPG Industries, Inc.	1,265,279
16,530	RPM International, Inc.	793,275
	Total Chemicals	6,392,739
	Commercial Services & Supplies – 0.3%
9,103	Deluxe Corporation	630,656
	Communications Equipment – 1.9%
73,511	Cisco Systems, Inc.	2,023,388
11,542	Motorola Solutions Inc.	769,505
27,896	QUALCOMM, Inc.	1,934,309
	Total Communications Equipment	4,727,202
	Consumer Finance – 0.6%
20,573	American Express Company	1,607,163
	Containers & Packaging – 0.1%
5,330	Avery Dennison Corporation	282,010
	Diversified Financial Services – 2.3%
27,775	Berkshire Hathaway Inc., Class B, (2), (3)	4,008,488
10,081	CME Group, Inc.	954,772
2,724	Intercontinental Exchange, Inc.	635,427
	Total Diversified Financial Services	5,598,687
	Diversified Telecommunication Services – 2.0%
70,546	AT&T Inc., (2)	2,303,327
52,803	Frontier Communications Corporation	372,261
47,412	Verizon Communications Inc., (2)	2,305,646
	Total Diversified Telecommunication Services	4,981,234
	Electric Utilities – 0.6%
20,970	Duke Energy Corporation	1,610,077
	Electrical Equipment – 0.8%
3,151	Eaton PLC	214,079
16,404	Emerson Electric Company	928,794
6,854	Rockwell Automation, Inc.	794,995
	Total Electrical Equipment	1,937,868
	Electronic Equipment, Instruments & Components – 0.3%
35,466	Corning Incorporated	804,369
	Energy Equipment & Services – 1.4%
12,363	Baker Hughes Incorporated	786,040
10,000	Halliburton Company	438,800
9,961	National-Oilwell Varco Inc.	497,950
20,806	Schlumberger Limited	1,736,053
	Total Energy Equipment & Services	3,458,843
	Food & Staples Retailing – 2.3%
28,828	CVS Caremark Corporation	2,975,338
24,502	Wal-Mart Stores, Inc.	2,015,290
11,974	Whole Foods Market, Inc.	623,606
	Total Food & Staples Retailing	5,614,234
	Food Products – 1.2%
13,960	Archer-Daniels-Midland Company	661,704
17,628	ConAgra Foods, Inc.	643,951
15,625	Kraft Foods Inc.	1,361,172
10,000	Tyson Foods, Inc., Class A	383,000
	Total Food Products	3,049,827
	Gas Utilities – 0.3%
12,938	AGL Resources Inc.	642,372
	Health Care Equipment & Supplies – 2.1%
45,691	Abbott Laboratories, (2)	2,116,864
28,854	Boston Scientific Corporation, (3)	512,159
31,998	Medtronic, Inc.	2,495,524
	Total Health Care Equipment & Supplies	5,124,547
	Health Care Providers & Services – 2.9%
9,358	Aetna Inc.	996,908
6,848	Anthem Inc.	1,057,400
16,284	Express Scripts, Holding Company, (3)	1,412,963
5,614	Humana Inc.	999,404
367	Laboratory Corporation of America Holdings, (3)	46,275
3,233	McKesson HBOC Inc.	731,305
16,804	UnitedHealth Group Incorporated	1,987,745
	Total Health Care Providers & Services	7,232,000
	Hotels, Restaurants & Leisure – 0.9%
19,052	McDonald’s Corporation	1,856,427
43,350	The Wendy’s Company	472,515
	Total Hotels, Restaurants & Leisure	2,328,942
	Household Durables – 0.7%
9,325	Lennar Corporation, Class A, (2)	483,128
16,964	Newell Rubbermaid Inc.	662,783
2,393	Whirlpool Corporation	483,530
	Total Household Durables	1,629,441
	Household Products – 1.9%
10,456	Colgate-Palmolive Company	725,019
9,737	Kimberly-Clark Corporation	1,042,930
36,241	Procter & Gamble Company, (2)	2,969,588
	Total Household Products	4,737,537
	Industrial Conglomerates – 2.3%
15,041	3M Co.	2,481,013
131,000	General Electric Company	3,250,110
	Total Industrial Conglomerates	5,731,123
	Insurance – 2.1%
16,090	Arthur J. Gallagher & Co.	752,208
17,655	FNF Group	648,998
20,130	Genworth Financial Inc., Class A, (3)	147,150
26,240	Marsh & McLennan Companies, Inc.	1,471,802
10,189	Prudential Financial, Inc.	818,279
11,626	Travelers Companies, Inc.	1,257,119
	Total Insurance	5,095,556
	Internet & Catalog Retail – 1.1%
5,000	Amazon.com, Inc., (3)	1,860,500
690	Priceline Group, Inc. (The), (3)	803,264
	Total Internet & Catalog Retail	2,663,764
	Internet Software & Services – 4.0%
3,711	Akamai Technologies, Inc., (3)	263,648
20,000	eBay Inc., (3)	1,153,600
30,700	Facebook Inc., Class A Shares, (3)	2,524,001
4,020	Google Inc., Class A, (2), (3)	2,229,894
4,020	Google Inc., Class C Shares, (3)	2,202,960
6,424	VeriSign, Inc., (3)	430,215
23,856	Yahoo! Inc., (3)	1,060,041
	Total Internet Software & Services	9,864,359
	IT Services – 2.9%
18,774	Cognizant Technology Solutions Corporation, Class A, (3)	1,171,310
11,474	Fidelity National Information Services	780,920
12,300	International Business Machines Corporation (IBM)	1,974,150
11,192	MasterCard, Inc.	966,877
34,024	Visa Inc.	2,225,510
	Total IT Services	7,118,767
	Life Sciences Tools & Services – 0.2%
3,862	Thermo Fisher Scientific, Inc.	518,821
	Machinery – 2.5%
12,391	Caterpillar Inc.	991,652
3,049	Cummins Inc.	422,713
11,246	Deere & Company	986,162
13,943	Illinois Tool Works, Inc., (2)	1,354,423
5,351	Pentair Limited	336,524
7,483	Snap-on Incorporated	1,100,450
10,851	Stanley Black & Decker Inc.	1,034,751
	Total Machinery	6,226,675
	Media – 3.0%
12,544	CBS Corporation, Class B	760,543
47,245	Comcast Corporation, Class A, (2)	2,667,925
8,126	Gannett Company Inc.	301,312
26,035	Regal Entertainment Group, Class A	594,639
40,491	Twenty First Century Fox Inc., Class A Shares	1,370,215
17,340	Walt Disney Company	1,818,793
	Total Media	7,513,427
	Metals & Mining – 0.3%
18,970	Freeport-McMoRan, Inc.	359,482
10,237	Southern Copper Corporation	298,716
	Total Metals & Mining	658,198
	Multiline Retail – 0.9%
7,375	Nordstrom, Inc.	592,360
18,608	Target Corporation	1,527,159
	Total Multiline Retail	2,119,519
	Multi-Utilities – 1.5%
14,000	Ameren Corporation	590,800
52,946	CenterPoint Energy, Inc., (2)	1,080,628
7,260	Consolidated Edison, Inc.	442,860
22,250	Dominion Resources, Inc.	1,576,858
	Total Multi-Utilities	3,691,146
	Oil, Gas & Consumable Fuels – 6.5%
27,692	Chevron Corporation, (2)	2,907,106
20,462	ConocoPhillips	1,273,964
11,317	CONSOL Energy Inc.	315,631
13,872	EOG Resources, Inc.	1,271,924
63,992	Exxon Mobil Corporation, (2)	5,439,320
7,395	Hess Corporation	501,899
10,000	Marathon Oil Corporation	261,100
6,036	Marathon Petroleum Corporation	618,026
16,016	Occidental Petroleum Corporation	1,169,168
10,602	ONEOK, Inc.	511,440
10,973	Phillips 66	862,478
16,856	Valero Energy Corporation	1,072,379
	Total Oil, Gas & Consumable Fuels	16,204,435
	Personal Products – 0.1%
21,653	Avon Products, Inc.	173,007
	Pharmaceuticals – 7.0%
30,542	AbbVie Inc.	1,787,929
5,000	Actavis PLC, (3)	1,488,100
33,890	Bristol-Myers Squibb Company	2,185,903
12,124	Eli Lilly and Company	880,809
46,221	Johnson & Johnson, (2)	4,649,833
50,045	Merck & Co Inc.	2,876,587
100,558	Pfizer Inc.	3,498,413
	Total Pharmaceuticals	17,367,574
	Real Estate Investment Trust – 1.7%
35,857	Brandywine Realty Trust	572,995
14,334	CubeSmart	346,166
16,442	Hospitality Properties Trust	542,422
54,457	Lexington Realty Trust	535,312
22,188	Ventas Inc.	1,620,168
19,112	Weyerhaeuser Company	633,563
	Total Real Estate Investment Trust	4,250,626
	Road & Rail – 1.1%
24,310	Union Pacific Corporation	2,633,016
	Semiconductors & Semiconductor Equipment – 2.5%
3,257	Analog Devices, Inc.	205,191
78,815	Intel Corporation	2,464,545
12,219	Microchip Technology Incorporated	597,509
35,000	Micron Technology, Inc., (3)	949,550
19,215	NVIDIA Corporation	402,074
10,000	SunEdison Inc., (3)	240,000
25,684	Texas Instruments Incorporated	1,468,740
	Total Semiconductors & Semiconductor Equipment	6,327,609
	Software – 3.5%
8,286	Autodesk, Inc., (3)	485,891
8,353	CDK Global Inc.	390,586
116,985	Microsoft Corporation, (2)	4,756,025
42,362	Oracle Corporation	1,827,920
16,980	Salesforce.com, Inc., (3)	1,134,434
	Total Software	8,594,856
	Specialty Retail – 2.6%
13,107	Best Buy Co., Inc.	495,314
10,523	Gap, Inc.	455,962
16,028	Home Depot, Inc.	1,820,940
8,340	L Brands Inc.	786,379
14,954	Lowe’s Companies, Inc.	1,112,428
7,525	Tiffany & Co.	662,275
10,968	TJX Companies, Inc.	768,308
10,000	Urban Outfitters, Inc., (3)	456,500
	Total Specialty Retail	6,558,106
	Technology Hardware, Storage & Peripherals – 5.1%
87,763	Apple, Inc., (2)	10,920,350
40,436	EMC Corporation	1,033,544
25,651	Hewlett-Packard Company	799,285
	Total Technology Hardware, Storage & Peripherals	12,753,179
	Textiles, Apparel & Luxury Goods – 0.6%
20,604	VF Corporation, (2)	1,551,687
	Tobacco – 1.5%
26,349	Altria Group, Inc.	1,317,977
21,770	Philip Morris International	1,639,932
12,737	Reynolds American Inc.	877,707
	Total Tobacco	3,835,616
	Trading Companies & Distributors – 0.1%
1,520	W.W. Grainger, Inc.	358,431
	Total Common Stocks (cost $137,640,152)	236,417,686

Shares	Description (1), (4)	Value
	EXCHANGE-TRADED FUNDS – 5.7%
10,000	SPDR® Dow Jones® Industrial Average ETF Trust	$ 1,775,800
60,000	SPDR® S&P 500® ETF, (2)	12,385,800
	Total Exchange-Traded Funds (cost $14,146,426)	14,161,600
	Total Long-Term Investments (cost $151,786,578) – 101.0%	250,579,286
	Other Assets Less Liabilities – (1.0)% (5)	(2,396,111)
	Net Assets – 100%	$ 248,183,175

Investments in Derivatives as of March 31, 2015

Options Purchased outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (6)	Date	Price	Value
Call	100	SunEdison Inc.	$ 235,000	4/17/15	$ 23.5	$ 11,200
Call	100	Tyson Foods Inc.	380,000	4/17/15	38.0	10,250
	200	Total Options Purchased (premiums paid $25,708)	$ 615,000			$ 21,450

Options Written outstanding:

	Number of			Notional		Expiration	Strike
Option Type	Contracts	Description	Counterparty	Amount		Date	Price	Value
Call	(102,585)	Custom Basket 1*	Deutsche Bank	$(10,258,500	) (7)	5/05/15	$103.00	$(62,577)
Call	(93,939)	Custom Basket 6**	Citigroup	(9,393,900	) (7)	4/13/15	103.00	(57,782)
Call	(115,988)	Custom Basket 7***	BNP Paribas	(11,598,800	) (7)	4/17/15	103.00	(1,891)
Call	(60)	NASDAQ 100® Index	N/A	(26,820,000	) (6)	4/17/15	4,470.00	(42,900)
Call	(30)	NASDAQ 100® Index	N/A	(13,350,000	) (6)	4/17/15	4,450.00	(32,550)
Put	(15)	NASDAQ 100® Index	N/A	(6,375,000	) (6)	4/17/15	4,250.00	(32,819)
Call	(200)	S&P 500® Index	N/A	(42,200,000	) (6)	4/17/15	2,110.00	(104,000)
Call	(160)	S&P 500® Index	N/A	(33,600,000	) (6)	4/17/15	2,100.00	(129,600)
Put	(25)	S&P 500® Index	N/A	(5,125,000	) (6)	4/17/15	2,050.00	(34,699)
Call	(50)	S&P Midcap 400® Index	Citigroup	(7,779,750	) (6)	4/17/15	1,555.95	(15,612)
Call	(100)	SunEdison Inc.	N/A	(265,000	) (6)	4/17/15	26.50	(1,600)
Call	(100)	Tyson Foods Inc.	N/A	(420,000	) (6)	4/17/15	42.00	(750)
	(313,252)	Total Options Written (premiums received $1,178,876)		$(167,185,950)				$(516,780)

* The following table represents the individual common stock holdings comprising the Custom Basket 1 Options Written as of March 31, 2015.

Shares	Description	Value
10,000	58.com, Inc., ADR	$ (3,226)
8,000	Cognizant Technology Solutions Corp	(3,045)
40,000	Flextronics International Ltd.	(3,093)
55,000	iShares® MSCI Australia ETF	(7,670)
70,000	iShares® MSCI Hong Kong ETF	(9,364)
10,000	iShares® Russell 2000® ETF	(7,585)
18,000	JD.com Inc., ADR	(3,226)
8,000	Lululemon Athletica Inc.	(3,124)
20,000	New Oriental Education & Technology Group, ADR	(2,705)
12,000	Qunar Cayman Islands Ltd., ADR	(3,019)
10,000	SOHU.com, Inc.	(3,253)
11,000	SPDR® S&P® Retail ETF	(6,780)
19,000	Vipshop Holdings Ltd., ADR	(3,412)
13,000	WuXi PharmaTech (Cayman) Inc., ADR	(3,075)
		$ (62,577)

** The following table represents the individual common stock holdings comprising the Custom Basket 6 Options Written as of March 31, 2015.

Shares	Description	Value
40,000	Barrick Gold Corporation	$ (2,657)
30,000	Goldcorp Inc.	(3,432)
20,000	iShares® Core S&P Mid-Cap ETF	(18,349)
20,000	iShares® MSCI Hong Kong ETF	(2,633)
50,000	iShares® MSCI Japan ETF	(3,774)
90,000	Market Vectors® Gold Miners ETF	(9,915)
30,000	Newmont Mining Corporation	(4,137)
40,000	Pan American Silver Corporation	(2,170)
15,000	PowerShares NASDAQ Internet Portfolio	(6,500)
10,000	Randgold Resources Ltd., ADR	(4,215)
		$ (57,782)

*** The following table represents the individual common stock holdings comprising the Custom Basket 7 Options Written as of March 31, 2015.

Shares	Description	Value
5,000	Boeing Company	$ (124)
10,000	Deere & Company	(147)
20,000	iShares® Core S&P Mid-Cap ETF	(489)
20,000	iShares® Transportation Average ETF	(528)
10,000	J.B. Hunt Transport Services, Inc.	(141)
5,000	Kansas City Southern	(94)
10,000	Landstar System, Inc.	(112)
5,000	Union Pacific Corporation	(94)
10,000	United Parcel Service, Inc., Class B	(162)
		$ (1,891)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 236,417,686	$ –	$ –	$ 236,417,686
Exchange-Traded Funds	14,161,600	–	–	14,161,600
Investments in Derivatives:
Options Purchased	21,450	–	–	21,450
Options Written	(378,918)	(137,862)	–	(516,780)
Total	$ 250,221,818	$ (137,862)	$ –	$ 250,083,956

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $151,786,578.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 107,007,519
Depreciation				(8,214,811)

Net unrealized appreciation (depreciation) of investments				$ 98,792,708

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by 100.
N/A	Option is exchange-traded and therefore the counterparty is not applicable.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen S&P 500 Dynamic Overwrite Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015